Equity - Summary of Equity Share Capital (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of shares beginning balance	183		187		187
Beginning balance	$ (1,608)	[1]	$ (1,474)		$ (1,849)
Repurchased and cancelled under share repurchase programme	(11)		(4)
Number of shares ending balance	172		183		187
Ending balance	$ (1,946)		$ (1,608)	[1]	$ (1,474)
Nominal value [Member]
Disclosure of classes of share capital [line items]
Beginning balance	46		53		53
Exchange adjustments	3		(6)
Repurchased and cancelled under share repurchase programme	(3)		(1)
Ending balance	46		46		53
Share premium [Member]
Disclosure of classes of share capital [line items]
Beginning balance	91		101		103
Exchange adjustments	4		(10)		(2)
Repurchased and cancelled under share repurchase programme	0
Ending balance	95		91		101
Equity share capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	137		154		156
Exchange adjustments	7		(16)		(2)
Repurchased and cancelled under share repurchase programme	(3)		(1)
Ending balance	$ 141		$ 137		$ 154

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ (see New accounting standards and other presentational changes).